SAFECO RESOURCE SERIES TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003

                          SUPPLEMENT DATED JULY 1, 2003

The following information replaces the last paragraph on page 3 of the combined prospectus regarding Portfolio Manager:

     The Safeco RST Equity Portfolio is co-managed by Richard D. Meagley, Vice President of SAM and Darcy MacLaren, Vice President of SAM. Mr. Meagley has managed the Portfolio since 1995. Ms. MacLaren has been Director of Equity Research at SAM since 1994. Mr. Meagley and Ms. MacLaren also co-manage the publicly available Safeco Equity Fund.


The following information replaces the last paragraph on page 9 of the combined prospectus regarding Portfolio Manager:

     The Safeco RST Northwest Portfolio is co-managed by Bill Whitlow, Vice President of SAM and Brian Clancy, Equity Analyst at SAM. Mr. Whitlow has been a manager of the Portfolio since 1997. Mr. Clancy has been associated with SAM as an investment professional since 1996. Mr. Whitlow and Mr. Clancy also co-manage the publicly available Safeco Northwest Fund.

                        ---------------------------------

                             NOTICE TO SHAREHOLDERS

Please note that changes to certain Portfolios in the Safeco Resource Series Trust will change their name and/or investment objective in accordance with the following Supplement:

                          SAFECO RESOURCE SERIES TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003

                          SUPPLEMENT DATED JULY 1, 2003
                            EFFECTIVE OCTOBER 1, 2003

     Safeco RST Equity Portfolio is renamed Safeco RST Core Equity Portfolio. Investment objective: No change.

     Safeco RST Northwest Portfolio is renamed Safeco RST Multi-Cap Core
     Portfolio
     Investment objective: This Portfolio seeks long-term growth of capital.

     Investment Emphasis: To achieve its objective, under normal circumstances the Portfolio invests in a blend of growth and value-oriented stocks of companies of any size. Currently the Portfolio has a significant percentage of its assets in stocks of Northwest companies, although this regional emphasis will decline over the next several months.

     Safeco RST Small Company Value Portfolio is renamed Safeco RST Small-Cap Value Portfolio
     Investment objective: No change.
                                     [LOGO]
GMF-1209                                                            07/03

                          SAFECO RESOURCE SERIES TRUST
                              RST Equity Portfolio

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003

                          SUPPLEMENT DATED JULY 1, 2003


The following information replaces the last paragraph on page 3 of the individual prospectus regarding Portfolio Manager:

     The Safeco RST Equity Portfolio is co-managed by Richard D. Meagley, Vice President of SAM and Darcy MacLaren, Vice President of SAM. Mr. Meagley has managed the Portfolio since 1995. Ms. MacLaren has been Director of Equity Research at SAM since 1994. Mr. Meagley and Ms. MacLaren also co-manage the publicly available Safeco Equity Fund.

                        ---------------------------------

                             NOTICE TO SHAREHOLDERS
Please note that the Equity Portfolio in the Safeco Resource Series Trust will change its name in accordance with the following Supplement:


                          SAFECO RESOURCE SERIES TRUST
                              RST Equity Portfolio

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003

                          SUPPLEMENT DATED JULY 1, 2003
                            EFFECTIVE OCTOBER 1, 2003

     Safeco RST Equity Portfolio is renamed Safeco RST Core Equity Portfolio. Investment objective: No change.

                                     [LOGO]
GMF-1208                                                           07/03

                             NOTICE TO SHAREHOLDERS

Please note that the Small Company Value Portfolio in the Safeco Resource Series Trust will change its name in accordance with the following Supplement:


                          SAFECO RESOURCE SERIES TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003

                          SUPPLEMENT DATED JULY 1, 2003
                            EFFECTIVE OCTOBER 1, 2003

     Safeco RST Small Company Value Portfolio is renamed Safeco RST Small-Cap Value Portfolio.
     Investment objective: No change.


                                     [LOGO]


GMF-1207                                                                07/03